                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

                          SUPPLEMENT DATED MAY 1, 2002

The following information supplements certain information contained in your variable annuity prospectus:

1. The following investment portfolios are now available for investment in the contract:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
     Mutual Shares Securities Fund (Class 2 Shares)

MET INVESTORS SERIES TRUST: MFS
     Mid Cap Growth Portfolio (Class B)
     MFS Research International Portfolio (Class B)

NEW ENGLAND ZENITH FUND:
     MFS Total Return Series (Class B)
     MFS Investors Trust Series (Class B)
     Capital Guardian U.S. Equity Series (Class B)
     Davis Venture Value Series (Class E)

INFORMATION ABOUT THE NEW INVESTMENT PORTFOLIOS AVAILABLE UNDER THE CONTRACT:

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                                              Total Annual
                                                                                  Other Expenses       Portfolio Expenses (after
                                               Management Fees                    (after expense         expense reimbursement
                                              (after fee waivers        12b-1    reimbursement for       and/or fee waiver for
                                             for certain portfolios)     Fees    certain Portfolios)      certain Portfolios)
==============================================================================================================================
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
CLASS 2 SHARES:
     Mutual Shares Securities Fund (1)               .60%                .25%           .19%                      1.04%
------------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B) (2):
     MFS Mid Cap Growth                              .00%                .25%           .80%                      1.05%
     MFS Research International                      .00%                .25%          1.00%                      1.25%
------------------------------------------------------------------------------------------------------------------------------
NEW ENGLAND ZENITH FUND:
     MFS Total Return (Class B)                      .75%                .25%           .14%                      1.14%
     MFS Investors Trust (Class B)                   .75%                .25%           .15%                      1.15%
     Capital Guardian U.S. Equity (Class B)          .67%                .25%           .09%                      1.01%
     Davis Venture Value (Class E)                   .75%                .15%           .08%                       .98%
==============================================================================================================================

(1) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(2) In the interest of limiting expenses of each Portfolio until April 30, 2003, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios: .80% for the MFS Mid Cap Growth Portfolio and 1.00% for the MFS Research International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

     Absent these expense reimbursement arrangements (and including 12b-1 fees), the total annual portfolio expenses for the year ending December 31, 2001 were 2.60% for the MFS Mid Cap Growth Portfolio and 5.33% for the MFS Research International Portfolio. Management fees before waivers are: .65% for the MFS Mid Cap Growth Portfolio, and .80% for the MFS Research International Portfolio.

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each Fund has two classes of shares: Class 1 and Class 2. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following Class 2 portfolio is also available under the contract:

MUTUAL SHARES SECURITIES FUND
INVESTMENT OBJECTIVE AND PRINCIPAL
INVESTMENTS: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

MET INVESTORS SERIES TRUST
Met Investors Series Trust is managed by Met Investors Advisory, LLC (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are also available under the contract:

MFS RESEARCH INTERNATIONAL PORTFOLIO
INVESTMENT OBJECTIVE: The MFS Research International Portfolio seeks capital appreciation.

MFS MID CAP GROWTH PORTFOLIO
INVESTMENT OBJECTIVE: The MFS Mid Cap Growth Portfolio seeks long-term growth of capital.

NEW ENGLAND ZENITH FUND
New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser. MetLife Advisers has hired sub-advisers to make the dayto-day investment decisions. The following portfolios are also available under the contract:

MFS TOTAL RETURN SERIES (CLASS B)
INVESTMENT OBJECTIVE: The MFS Total Return Series seeks a favorable total return through investment in a diversified portfolio.

MFS INVESTORS TRUST SERIES (CLASS B)
INVESTMENT OBJECTIVE: The MFS Investors Trust Series seeks long-term growth of capital with a secondary objective to seek reasonable current income.

CAPITAL GUARDIAN U.S. EQUITY SERIES (CLASS B)
INVESTMENT OBJECTIVE: The investment objective of the Capital Guardian U.S. Equity Series is long-term growth of capital. Under normal circumstances, the Series invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations greater than $1 billion at the time of purchase.

DAVIS VENTURE VALUE SERIES (CLASS E)
INVESTMENT OBJECTIVE: The investment objective of the Davis Venture Value Series is growth of capital.

EXPENSE EXAMPLES FOR THE NEW INVESTMENT PORTFOLIOS AVAILABLE UNDER THE CONTRACT:

EXAMPLES
The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For purposes of the examples, the assumed average contract size is $30,000. The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
     (a) if you surrender the contract at the end of each time period;
     (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                           Time Periods
                                               1 year              3 years             5 years             10 years
=======================================================================================================================
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CLASS 2)
     Mutual Shares Securities Fund           (a) $ 73.20         (a) $116.35         (a) $166.97          (a) $260.19
                                             (b) $ 23.20         (b) $ 71.35         (b) $121.97          (b) $260.19
-----------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)
     MFS Mid Cap Growth                      (a) $ 75.80         (a) $124.17         (a) $179.99          (a) $286.12
                                             (b) $ 25.80         (b) $ 79.17         (b) $134.99          (b) $286.12
     MFS Research International              (a) $ 77.80         (a) $130.14         (a) $189.89          (a) $305.57
                                             (b) $ 27.80         (b) $ 85.14         (b) $144.89          (b) $305.57
-----------------------------------------------------------------------------------------------------------------------
NEW ENGLAND ZENITH FUND
     MFS Total Return (Class B)              (a) $ 74.10         (a) $119.07         (a) $171.50          (a) $269.25
                                             (b) $ 24.10         (b) $ 74.07         (b) $126.50          (b) $269.25
     MFS Investors Trust (Class B)           (a) $ 76.80         (a) $127.16         (a) $184.95          (a) $295.90
                                             (b) $ 26.80         (b) $ 82.16         (b) $139.95          (b) $295.90
     Capital Guardian U.S. Equity (Class B)  (a) $ 75.40         (a) $122.97         (a) $178.00          (a) $282.18
                                             (b) $ 25.40         (b) $ 77.97         (b) $173.00          (b) $282.18
     Davis Venture Value (Class E)           (a) $ 75.40         (a) $122.07         (a) $176.50          (a) $279.21
                                             (b) $ 25.40         (b) $ 77.07         (b) $131.50          (b) $279.21
-----------------------------------------------------------------------------------------------------------------------

2. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of contract value (excluding rebalancing and dollar cost averaging programs in existence on May 1,
     2002):

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation Portfolio
AIM V.I. International Growth Portfolio
     (formerly AIM V.I. International Equity Portfolio)

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CLASS 1):
Franklin Small Cap Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund

3. The names of the following investment portfolios have changed:

          Old Name                           New Name
AIM V.I. International             AIM V.I. International
Growth Portfolio                   Equity Portfolio

AIM V.I. Value                     AIM V.I. Premier
Fund                               Equity Fund

MFS(R) Global Government           MFS(R) Strategic Income
Series                             Series

Templeton International            Templeton Foreign
Securities Fund                    Securities Fund




                                       4.